Other revenues (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues [Abstract]
Amortization of unfavorable contracts	$ 130	$ 67	$ 0
Amortization of favorable contracts	0	(2)	(12)
Revenues related party	97	2	15
External management fees with third parties	62	45	0
Total	$ 289	$ 112	$ 3